Commitments and contingencies (Details 4) - Mar. 31, 2015 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2016	$ 936	¥ 5,800
2017	936	5,800
2018	936	5,800
2019	936	5,800
2020	936	5,800
2021 and thereafter	10,608	65,767
Total payments	$ 15,288	¥ 94,767